Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans Activity by Portfolio Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 14,636	$ 15,088
Provision for credit losses	3,690	4,330
Loan charge-offs, total	(5,195)	(5,844)
Loan recoveries, total	1,201	1,072
Net loan charge-offs	(3,994)	(4,772)
Other	5	(10)
Allowance for credit losses, end of period	14,337	14,636
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	7,946	8,412
Provision for credit losses	539	1,079
Loan charge-offs, total	(1,251)	(1,726)
Loan recoveries, total	218	191
Net loan charge-offs	(1,033)	(1,535)
Other	5	(10)
Allowance for credit losses, end of period	7,457	7,946
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,690	6,676
Provision for credit losses	3,151	3,251
Loan charge-offs, loans	(3,944)	(4,118)
Loan recoveries, loans	983	881
Net loan charge-offs	(2,961)	(3,237)
Other	0	0
Allowance for credit losses, end of period	$ 6,880	$ 6,690